UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06554

ALLIANCEBERNSTEIN GLOBAL GOVERNMENT

INCOME TRUST, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2007

Date of reporting period: June 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Government

Income Trust

Portfolio of Investments

June 30, 2007 (unaudited)

		Principal Amount (000)	U.S. $ Value
SOVEREIGNS - 83.4%
Argentina - 0.5%
Republic of Argentina
5.475%, 8/03/12 (a)(b)	US$	8,003	$7,601,469

Australia - 3.6%
Australia
Series 909
7.50%, 9/15/09 (a)	AUD	10,324	8,938,069
Commonwealth of Australia
Series 217
6.00%, 2/15/17 (a)		51,837	43,141,941

			52,080,010

Brazil - 8.5%
Republic of Brazil
12.50%, 1/05/16 - 1/05/22 (a)	BRL	189,786	124,026,284

Colombia - 1.5%
Republic of Colombia
11.75%, 2/25/20 (c)	US$	8,228	12,156,870
12.00%, 10/22/15 (a)	COP	16,485,000	9,678,038

			21,834,908

France - 6.5%
Government of France
3.50%, 4/25/15 (a)	EUR	35,215	44,333,999
4.00%, 10/25/13 (a)		38,270	50,220,363

			94,554,362

Germany - 6.3%
Germany (Federal Republic of)
Series 97
6.50%, 7/04/27 (a)		55,320	91,799,360

Hungary - 0.5%
Hungary
6.50%, 8/12/09 (a)	HUF	1,350,000	7,338,663

Indonesia - 1.3%
Indonesia Rupiah Credit Linked Note
11.00%, 10/15/14 (a)	IDR	70,498,625	8,631,859
12.90%, 6/17/22 (a)		70,203,600	9,733,261

			18,365,120

Japan - 7.4%
Government of Japan Ten Year Bond
Series 257
1.30%, 12/20/13 (a)	JPY	7,100,000	56,566,053
Series 268
1.50%, 3/20/15 (a)		6,336,100	50,615,829

			107,181,882

Mexico - 7.1%
Mexican Bonos
Series M
9.00%, 12/22/11 (a)	MXN	705,967	68,596,067
Series MI10
9.00%, 12/20/12 (a)		355,589	34,806,780

			103,402,847

New Zealand - 2.3%
New Zealand Government Bond
Series 708
6.00%, 7/15/08 (a)	NZD	43,764	33,245,064

Panama - 0.9%
Republic of Panama
6.70%, 1/26/36 (a)	US$	13,050	13,213,125

Peru - 4.5%
Peru Bono Soberano
7.84%, 8/12/20 (a)	PEN	13,000	4,756,949
8.20%, 8/12/26 (a)		30,663	11,887,481
9.91%, 5/05/15 (a)		48,440	19,098,151
Series 7
8.60%, 8/12/17 (a)		22,510	8,507,870
Republic of Peru
8.75%, 11/21/33 (a)(c)	US$	10,331	13,378,645
9.875%, 2/06/15 (a)		6,812	8,446,880

			66,075,976

Philippines - 0.8%
Republic of Philippines
10.625%, 3/16/25 (c)		8,217	11,442,173

Poland - 5.2%
Government of Poland
Series 0922
5.75%, 9/23/22 (a)	PLN	51,792	18,780,908
Republic of Poland
Series 0511
4.25%, 5/24/11 (a)		165,326	56,836,096

			75,617,004

Singapore - 4.1%
Singapore Government Bond
3.75%, 9/01/16 (a)	SGD	84,000	58,981,527

South Africa - 5.1%
Republic of South Africa
Series R153
13.00%, 8/31/10 (a)	ZAR	460,000	73,833,661

Sweden - 1.6%
Government of Sweden
Series 1045
5.25%, 3/15/11 (a)	SEK	155,000	23,243,654

Turkey - 3.8%
Republic of Turkey
6.875%, 3/17/36 (a)	US$	3,780	3,577,770
Turkey Government Bond
0.00%, 9/05/07 - 2/04/09 (a)	TRY	83,657	51,462,403

			55,040,173

United Kingdom - 11.9%
United Kingdom Gilt
4.00%, 9/07/16 (a)	GBP	43,240	77,763,256
5.00%, 3/07/12 (a)		37,500	73,157,593
7.25%, 12/07/07 (a)		10,637	21,477,213

			172,398,062

Uruguay - 0.0%
Republic of Uruguay
8.00%, 11/18/22 (a)	US$	32	35,510

Total Sovereigns
(cost $1,137,098,056)			1,211,310,834

U.S. TREASURIES - 32.3%
U.S. Treasury Notes - 26.6%
4.00%, 11/15/12 (c)		55,753	53,448,840
4.50%, 11/30/11 (a)(c)		84,500	83,060,881
4.50%, 9/30/11 (c)		75,000	73,769,550
4.625%, 11/15/16 (c)		50,000	48,457,050
4.875%, 8/15/16 (c)		72,000	71,116,848
6.00%, 8/15/09 (a)		55,450	56,649,993

			386,503,162

U.S. Treasury Strips - 3.8%
Zero Coupon, 11/15/21 (a)		115,000	54,155,915

U.S. Treasury Bonds - 1.9%
5.375%, 2/15/31 (c)		27,156	27,885,818

Total U.S. Treasuries
(cost $470,665,286)			468,544,895

FIXED RATE 30-YEARS - 3.3%
Federal Gold Loan Mortgage Corp. - 3.3%
6.00%, TBA		28,535	28,240,747
Series 2007
7.00%, 2/01/37 (a)		18,505	18,992,228

Total Fixed Rate 30-Years
(cost $47,127,657)			47,232,975

AGENCIES - 1.0%
Canada - 1.0%
Canada Housing Trust No 1
3.55%, 9/15/10 (a)
(cost $14,471,772)	CAD	16,000	14,453,696

AGENCY ARMS - 0.9%
Federal Home Loan Mortgage Corp. - 0.9%
Series 2007
5.805%, 2/01/37 (a)(b)	US$	11,221	11,219,246
5.828%, 11/01/36 (a)(b)		2,302	2,305,117

Total Agency ARMS
(cost $13,602,148)			13,524,363

INFLATION-LINKED SECURITIES - 0.4%
Uruguay - 0.4%
Uruguay Government International Bond
3.70%, 6/26/37 (a)	UYU	50,288	2,018,331
5.00%, 9/14/18 (a)		83,500	3,933,514

Total Inflation-Linked Securities
(cost $5,600,689)			5,951,845

SHORT-TERM INVESTMENTS - 1.3%
Repurchase Agreements - 1.3%
Deutsche Bank 5.125%, dated 6/29/07, due 7/02/07 in the amount of $19,108,356 (cost $19,100,000; collaterized by $19,175,000 FHLMC, 5.125%, due 2/28/08, value $19,407,574)
(cost $19,100,000)	US$	19,100	19,100,000

Total Investments - 122.6%
(cost $1,707,665,608)			1,780,118,608
Other assets less liabilities - (22.6)%			(327,862,212)

Net Assets - 100.0%			$1,452,256,396

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2007	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Canadian Dollar settling 8/17/07	13,580	$12,765,380	$12,763,109	$(2,271)
Canadian Dollar settling 8/17/07	2,902	2,713,588	2,727,769	14,181
Canadian Dollar settling 8/17/07	5,550	5,188,500	5,215,956	27,456
Euro Dollar settling 7/30/07	1,119	1,496,432	1,515,643	19,211
Great British Pound settling 7/26/07	376	742,446	754,955	12,509
Japanese Yen settling 7/17/07	258,174	2,133,526	2,100,746	(32,780)
Korean Won settling 7/06/07	27,473,404	29,675,312	29,741,536	66,224

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2007	Unrealized Appreciation/ (Depreciation)
Buy Contracts: (continued)
Korean Won settling 7/09/07	31,513,268	$34,049,993	$34,119,037	$69,044
Mexican Peso settling 8/03/07	172,415	15,773,362	15,931,070	157,708
New Zealand Dollar settling 7/17/07	1,070	781,738	823,828	42,090
Norwegian Kroner settling 7/11/07	16,930	2,798,586	2,871,368	72,782
Norwegian Kroner settling 7/11/07	297,943	50,246,262	50,533,068	286,806
Sale Contracts:
Australian Dollar settling 7/23/07	9,697	7,987,861	8,216,589	(228,728)
Australian Dollar settling 7/23/07	6,554	5,507,618	5,553,219	(45,601)
Canadian Dollar settling 8/17/07	25,239	23,625,663	23,720,266	(94,603)
Euro Dollar settling 7/30/07	23,024	30,993,594	31,191,406	(197,812)
Euro Dollar settling 7/30/07	48,279	64,587,009	65,405,416	(818,407)
Euro Dollar settling 7/30/07	32,782	44,196,249	44,411,022	(214,773)
Euro Dollar settling 8/28/07	39,097	52,628,076	53,020,561	(392,485)
Great British Pound settling 7/26/07	36,719	72,851,207	73,712,721	(861,514)
Great British Pound settling 7/26/07	30,148	60,229,476	60,522,595	(293,119)
Japanese Yen settling 7/17/07	6,440,886	54,029,749	52,409,164	1,620,585
Japanese Yen settling 8/14/07	7,055,519	58,446,288	57,628,788	817,500
Korean Won settling 7/06/07	27,473,404	29,674,671	29,741,536	(66,865)
Korean Won settling 7/09/07	31,513,268	33,776,279	34,119,037	(342,758)
Mexican Peso settling 8/03/07	1,343,541	124,091,689	124,142,235	(50,546)
New Zealand Dollar settling 7/17/07	5,827	4,383,733	4,486,758	(103,025)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2007	Unrealized Appreciation/ (Depreciation)
Sale Contracts: (continued)
Norwegian Kroner settling 7/11/07	314,872	$52,163,998	$53,404,436	$(1,240,438)
Polish Zloty settling 8/13/07	221,940	77,387,548	79,718,969	(2,331,421)
Singapore Dollar settling 8/27/07	45,764	29,898,610	30,033,425	(134,815)
Singapore Dollar settling 8/27/07	45,764	29,905,839	30,033,425	(127,586)
South African Rand settling 8/21/07	267,121	36,896,750	37,555,732	(658,982)
Swedish Krona settling 7/25/07	164,423	24,071,141	24,067,762	3,379

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	Amount
ABN Securities (UK) Ltd, London	5.10%	7/17/07	$12,316,493
Chase Manhattan	5.00	7/16/07	10,403,615
Chase Manhattan	5.15	7/17/07	11,487,366
Deutsche Bank	4.80	7/03/07	52,311,975
Deutsche Bank	4.85	7/03/07	27,448,585
Deutsche Bank	4.90	7/03/07	72,779,190
Deutsche Bank	4.90	7/03/07	47,391,250
Deutsche Bank	4.90	7/03/07	70,437,935
Deutsche Bank	4.95	7/03/07	47,155,000

			$351,731,409

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $1,373,884,169.
(b)	Floating Rate Security. Stated interest rate was in effect at June 30, 2007.
(c)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The aggregate market value of these securities amounted to $356,972,274.

Currency Abbreviations:
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
COP	-	Colombian Peso
EUR	-	Euro Dollar
GBP	-	Great British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah

JPY	-	Japanese Yen
MXN	-	Mexican Peso
NZD	-	New Zealand Dollar
PEN	-	Peruvian New Sol
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	New Turkish Lira
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Glossary:
FHLMC	-	Federal Home Loan Mortgage Corporation
TBA	-	To Be Announced

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant AllianceBernstein Global Government Income Trust, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: August 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: August 20, 2007

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: August 20, 2007